Advances for Vessel Under Construction and Acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Summary of Advances for vessel under construction and acquisitions
For the years ended December 31, 2020 and 2021, the movement of the account, advances for vessel under construction and acquisitions was as follows:

Balance, December 31, 2019	2,988,903
Advance for vessel under construction	2,891,283
Capitalized interest	168,344
Supervision fees (Note 3)	210,970
Other capitalized expenses	279,615

Balance, December 31, 2020	6,539,115
Advance for vessel under construction	23,152,125
Supervision fees (Note 3)	236,521
Commissions - vessels purchased (Note 3)	289,347
Capitalized interest	20,060
Other capitalized expenses	129,729
Transfer to vessels. Net (Note 6)	(30,366,897)
Balance, December 31, 2021	—